Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Face Statements [Line Items]
Interest received		$ 41,676	$ 42,586	$ 47,623
Interest paid		10,962	12,027	14,559
Dividends received		2,225	475	914
Net cash inflow on disposal	[1]	165	4,802	8
Restricted cash and cash equivalents		39,830	35,501
Mandatory reserve deposits at central banks		21,424	21,108
Repayment of securities		(3,600)	(600)
Foreign exchange gain (loss)		(600)	2,100
Fair value gain (loss)		(1,200)	(300)
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received		2,103	1,329	792
Interest paid		2,443	1,791	1,289
Dividends received		10,039	10,412	$ 8,469
Non-cash changes		700	700
Foreign exchange gain (loss)		$ (700)	$ 700

[1]	In July 2016, we completed the disposal of the Brazilian operations resulting in net cash inflow of $4.8bn